SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES

The Company’s consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America.

The following is a summary of the significant accounting policies, which were applied in the preparation of these financial statements, on a consistent basis:

A.Principles of Consolidation and Basis of Presentation

The Company’s consolidated financial statements include the financial statements of the Parent Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.

B.Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The Company's management evaluates its estimates on an ongoing basis, including those related to, but not limited to income taxes and tax uncertainties, collectability of accounts receivable, inventory accruals, fair value and useful lives of intangible assets, lease discount rate, lease period and revenue recognition. These estimates are based on management's knowledge about current events and expectations about actions the Company may undertake in the future. Actual results could differ from those estimates.

C.Financial Statements in U.S. Dollars

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (the “dollar”). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain of the dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel (“NIS”). Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are re-measured into dollars in accordance with the principles set forth in ASC 830, “Foreign Currency Translation”.

All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES (Cont.)

D.Cash and Cash Equivalents, and restricted cash

Cash and cash equivalents represent short-term highly liquid investments (mainly interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

Certain restricted cash balances are presented within long-term interest-bearing bank deposits on the consolidated balance sheets based upon the term of the remaining restrictions. The restricted cash balance is related to lease obligations.

E.Short Term Bank Deposit

Short-term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

F.Allowance for Doubtful Accounts

Trade accounts receivables are stated at realizable value, net of an allowance for doubtful accounts. The Company evaluates its outstanding accounts receivable and establishes an allowance for doubtful accounts according to specific identification basis, based on information available on the relevant customer credit condition, current aging, historical experience and based on Company policy. These allowances are re-evaluated and adjusted periodically as additional information is available.

G.Business Combination

The Company accounts for business combination in accordance with ASC No, 805, “Business Combination” (ASC 805). ASC 805 requires recognition of assets acquired and liabilities assumed at the acquisition date, measured at their fair values as of that date. Any access of the fair value of net assets acquired over purchased price and any subsequent changes in estimated contingencies are to be recorded in the consolidated statements of operations.

H.Inventories

Inventories are stated at the lower of cost or net realizable value. Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products, and for market prices lower than cost, if any. The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory is established. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

Inventory includes costs of products delivered to customers and not recognized as cost of sales, where revenues in the related arrangements were not recognized.

Cost is determined as follows:

•

Raw materials – based on the moving average cost method.

•

Finished goods and work in process – based on actual production cost basis (materials, labor and indirect manufacturing costs).

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES (Cont.)

I.Property and Equipment

Property and equipment are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the estimated useful lives of the related assets. Estimated useful life is as follows:

Years

Electronic equipment	3 -7
Office furniture and equipment	7 -17
Leasehold improvements	Over the shorter of the term of the lease (including its extension periods) or the useful life of the asset

Depreciation methods, useful lives and residual values are reviewed at the end each reporting year and adjusted if appropriate.

J.Goodwill and Intangible Assets

Goodwill and other purchased intangible assets have been recorded as a result of the acquisition of ReVera. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired, and related liabilities.

Goodwill is not amortized, but rather is subject to an impairment test, in accordance with ASC 350, “Intangibles – Goodwill and Other”, at least annually (in the fourth quarter), or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Company has an option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value prior to performing the quantitative goodwill impairment test. The Company operates in one operating segment, and this segment comprises its only reporting unit.

Following the adoption of ASU 2017-04, "Simplifying the Test for Goodwill Impairment", any excess of the carrying value of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to the fair value of the reporting unit.

Intangible assets with finite life (refer to note 2T for impairment assessment of Intangible assets with finite life) are amortized over their useful lives using a method that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used, or, if that pattern cannot be reliably determined, using a straight-line amortization method.

Weighted Average Useful Life (Years)
Technology	7
Customer relationships	10
IPR&D	(*)

(*) To be determined upon successful launch of the related product, subject to annual impairment assessment.

IPR&D is tested for impairment annually or more frequently when indicators of impairment exist. The Company first assesses qualitative factors to determine if it is more likely than not that the IPR&D is impaired and whether it is necessary to perform a quantitative impairment test. The qualitative assessment considers various factors, including changes in demand, the abandonment of the IPR&D or significant economic slowdowns in the semiconductor industry and macroeconomic environment. If adverse qualitative trends are identified that could negatively impact the fair value of the asset, then quantitative impairment test is performed to compare the carrying value of the asset to its undiscounted expected future cash flows.

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES (Cont.)

If this test indicates that there is impairment, the impaired asset is written down to fair value, which is typically calculated using discounted expected future cash flows utilizing an appropriate discount rate.

No impairment losses have been identified during 2017, 2018 and 2019 relating to goodwill and IPR&D.

K.Accrued Warranty Costs

Accrued warranty costs are calculated with respect to the warranty period on the Company’s products and are based on the Company’s prior experience and in accordance with management’s estimate. The estimated future warranty obligations are affected by the warranty periods, install base, labor and other related costs incurred in correcting a product failure.

L.Revenue Recognition

Adoption of ASC 606

Effective January 1, 2018, the Company adopted ASU No. 2014-9, “Revenue from Contracts with Customers” and the related amendments (“ASC 606”) which supersedes ASC 605, "Revenue Recognition", using the modified retrospective method. ASC 606 was applied to all uncompleted contracts as of January 1, 2018, by recognizing the cumulative effect of initially applying ASC 606 as an adjustment to the opening balance of retained earnings at January 1, 2018 and a reduction of $43 in the deferred revenues balance. As part of its assessment process, the Company identified a change in the timing of revenue recognition associated with certain transactions in which recognition was previously subject to final acceptance from the customer. Following the adoption of ASC 606, the associated revenues are recognized upon delivery.

The Company applied the practical expedient for incremental costs of obtaining contracts, in which the associated asset would have been amortized over up to one year.

Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period have not been adjusted and continue to be reported in accordance with ASC 605 guidance. As of December 31, 2018, the balance sheet changes attributable to ASC 606 related to accounts receivable and deferred revenue were not materially different than the impact upon adoption. In addition, the application of ASC 606 did not have a material impact to either the Company's revenues, cost of sales or its operating expenses during 2018.

Revenue Recognition Policy

The Company enters into revenue arrangements that include products and services which are generally distinct and accounted for as separate performance obligations. The Company determines whether arrangements are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether the Company's commitment to transfer the product or service to the customer is separately identifiable from other obligations in the contract.

The company derives revenue from sales of advanced process control systems, spare parts, labor hours (mainly related to installation) and service contracts.

Revenues derived from sales of advanced process control systems, spare parts and labor hours are recognized at a point in time, when control of the promised goods or services is transferred to the customers, upon fulfillment of the contractual terms (typically upon shipment of the systems and spare parts or when the service is completed for labor hours).

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Revenues derived from service contracts, are recognized ratably over time in accordance with the term of the contract since the Company has a stand-ready obligation to provide the service. Such contracts generally include a fixed fee.

Revenues from sales which were not yet determined to be final sales due to certain acceptance provisions are deferred.

Significant Judgments - Contracts with Multiple Performance Obligations

Contracts with customers may include multiple performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative Standalone Selling Price (“SSP”). Judgment is required to determine the SSP for each distinct performance obligation. The Company uses a range of amounts to estimate SSP when it sells each of the products and services separately and needs to determine whether there is a discount to be allocated based on the relative SSP of the various products and services.

Remaining Performance Obligations

Remaining performance obligations (RPOs) represent contracted revenues that had not yet been recognized and include deferred revenues and invoices that have been issued to customers but were uncollected and have not been recognized as revenues. As of December 31, 2018, the aggregate amount of the RPOs was $7,983 comprised of $3,985 deferred revenues and $3,998 of uncollected amounts that were not recognized yet as revenues. As of December 31, 2019, the aggregate amount of the RPOs was $5,362 comprised of $2,256 deferred revenues and $3,106 of uncollected amounts that were not recognized yet as revenues. The Company expects the RPO to be recognized as revenues over the next year.

Contract Balances

Contract balances are presented separately on the consolidated balance sheets.

Revenues recognized during 2019 and 2018 from amounts included within the deferred revenues balance at the beginning of the period amounted to $3,985 and 21,639 respectively.

The Company’s general payment terms are less than 1 year; therefore, the Company does not record any financing components.

For more disaggregated information of revenues refer to Note 12.

M.Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Israeli Innovation Authority (“IIA”, formerly known as the Office of the Chief Scientist) or from the European Community as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in cost of revenues. During 2016 the Company entered into a royalty buyout agreement with the Israel Innovation Authority (“IIA”). Refer to note 8A for further details. Research and development grants recognized during the years ended December 31, 2019, 2018 and 2017 were $6,932, $5,763 and $4,634 respectively.

N.Income Taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes”. Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards.

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, requires a reporting entity to classify all deferred tax assets and liabilities as noncurrent in a classified balance sheet.

O.Share-Based Compensation

The Company accounts for equity-based compensation using ASC 718 “Compensation - Stock Compensation,” which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Share Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the “Black-Scholes option pricing” method with the following weighted-average assumptions:

	2 0 1 9	2 0 1 8	2 0 1 7
Risk-free interest rate	1.87%	2.79%	1.81%
Expected life of options	4.69 years	4.76 years	4.70 years
Expected volatility	33.18%	31.82%	28.01%
Expected dividend yield	0%	0%	0%

Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company elected to early adopt ASU-2016-19 starting January 1, 2016 and to account for forfeitures as they occur.

P.Earnings per Share

Earnings per share are presented in accordance with ASC 260-10, “Earnings per Share”. Pursuant to which, basic earnings per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period, net of treasury shares. Diluted earnings per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect of out of the money options amounted to 438,999 in 2019, 446,301 in 2018 and 275,594 in 2017.

Basic earnings per share in 2019, 2018 and 2017 were $1.26, $1.94 and $1.68 respectively. Diluted earnings per share in 2019, 2018 and 2017 were $1.23, $1.89 and $1.63 respectively.

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Q.Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade accounts receivable and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents and bank deposits are invested in dollar instruments with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

The trade accounts receivable of the Company are derived from sales to customers located primarily in Taiwan R.O.C., Korea, China and USA. The management of the Company performed risk assessment on an ongoing basis and believes it bears low risk.

The Company entered into options and forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company’s derivative instruments is major financial institution.

R.Fair Value Measurements

The fair values of the Company cash and cash equivalents, trade accounts receivable, and accounts payable approximate their carrying amounts due to their short-term nature.

The Company follows the provisions of ASC No. 820, “Fair Value Measurement” (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the market place.

Level 3 - Unobservable inputs which are supported by little or no market activity.

The estimated fair values of the derivative instruments are determined based on market rates to settle the instruments. The fair value of the Company’s derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the Company’s derivative contracts have been classified as Level 2.

Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for the Company options contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource.

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES (Cont.)

S.Derivative Financial Instruments

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings (as part of the financing income, net, in the consolidated statement of operations) during the period of change. See Note 13 for disclosure of the derivative financial instruments in accordance with such pronouncements.

T.Impairment of Long-Lived Assets

Long-lived assets (tangible and intangible assets with finite life), held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset Group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset Group) would be written down to their estimated fair values.

The Company performed an impairment review and did not identify any indicators for impairment as of each of 2019, 2018 and 2017.

U.Leases

Under ASC 842, a contract is or contains a lease when the Company has the right to control the use of an identified asset for a period of time. The Company determines if an arrangement is a lease at inception of the contract, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. The commencement date of the lease is the date that the lessor makes an underlying asset available for the Company’s use. On the commencement date leases are evaluated for classification and assets and liabilities are recognized based on the present value of lease payments over the lease term.

The lease term used to calculate the lease liability includes options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The right-of-use (“ROU”) asset is initially measured as the amount of lease liability, adjusted for any initial lease costs, prepaid lease payments and any lease incentives. Costs incurred for common area maintenance, real estate taxes, and insurance are not included in the lease liability and are recognized as they are incurred.

The Company’s leases include office buildings for its facilities and car leases in Israel, which are all classified as operating leases. Certain lease agreements include rental payments that are adjusted periodically for the consumer price index (“CPI”). The ROU and lease liability were calculated using the CPI as of the adoption date and will not be subsequently adjusted. Certain leases include renewal options that are under the Company’s sole discretion. The renewal options were included in the ROU and liability calculation if it was reasonably assured that the Company will exercise the option.

As the Company’s lease arrangements do not provide an implicit rate, the Company uses its incremental estimated borrowing rate at lease commencement to measure ROU assets and lease liabilities. The Company used the incremental borrowing rate on January 1, 2019 for all leases that commenced on or prior to that date. Operating lease expense is generally recognized on a straight-line basis over the lease term. For leases with a term of one year or less, the Company elected not to record the ROU asset or liability.

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES (Cont.)

V.New Accounting Pronouncements

Recently adopted

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASC 842 which supersedes the lease recognition requirements in ASC 840, Leases, (“ASC 840”). The most prominent of the changes in ASC 842 is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases.

Consistent with ASC 840, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statements of operations. In July 2018, the FASB issued an accounting standard update which amended ASC 842 and offered an additional (and optional) transition method by which entities could elect not to recast the comparative periods presented in financial statements in the period of adoption.

The Company adopted the new standard on January 1, 2019, the first day of fiscal 2019, using the optional adoption method whereby the Company did not adjust comparative period financial statements. Consequently, prior period balances and disclosures have not been restated. The Company elected certain practical expedients, which among other things, allowed to carry forward prior conclusions about lease identification and classification. The adoption of ASC 842 resulted in the balance sheet recognition of additional lease assets and lease liabilities of approximately $26 million and $28 million as of January 1, 2019, respectively, related primarily to facilities and vehicles. The adoption of ASC 842 did not have a material impact on beginning retained earnings, the Condensed Consolidated Statement of Operations, Cash Flows, or earnings per share. For additional information regarding the Company’s leases, see Note 14 “Leases” in the Condensed Consolidated Financial Statements.

Issued and not yet adopted

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses”, which requires that expected credit losses relating to financial assets measured on an amortized cost basis and available for sale debt securities be recorded through an allowance for credit losses. ASU 2016-13 limits the amount of credit losses to be recognized for available for sale debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The new standard will be effective for interim and annual periods beginning after January 1, 2020, and early adoption is permitted. The Company is currently evaluating the potential impact of adoption of the ASU on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13 “Fair Value Measurement”, which modifies the existing accounting standards for fair value measurement disclosure. This update eliminates the disclosure of the amount of and reasons for transfers between level 1 and level 2 of the fair value hierarchy, and the policy for timing of transfers between levels. This standard update is effective for the Company form the year ending December 31, 2020, and early adoption is permitted. The Company evaluating the impact of this accounting standard update on the Company’s Condensed Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-14 “Compensation - Retirement Benefits – Defined Benefit Plans – General” , which modifies the disclosure requirements related to defined benefit pension and other post-retirement plans. Some of the changes include adding a disclosure requirement for significant gains and losses related to changes in the benefit obligation for the period and removing the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year. This standard update is effective for us for the fiscal year starting January 1, 2021, and early adoption is permitted. The Company currently evaluating the impact of this accounting standard update on our Condensed Consolidated Financial Statements.

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 2  -  SIGNIFICANT ACCOUNTING POLICIES (Cont.)

In May 2019, the FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” which eliminates step two from the goodwill impairment test. Under ASU 2017-04, an entity should recognize an impairment charge for the amount by which the carrying amount of a reporting unit exceeds its fair value up to the amount of goodwill allocated to that reporting unit. This standard update is effective beginning January 1, 2020, with early adoption permitted.

In December 2019, the FASB issued ASU 2019-12 “Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes” an accounting standard update to simplify the accounting for income taxes in ASC 740, Income Taxes, (“ASC 740”). This amendment removes certain exceptions and improves consistent application of accounting principles for certain areas in ASC 740. The update is effective for us beginning in the first quarter of our fiscal year ending December 31, 2020, and early adoption is permitted. The Company currently evaluating the impact of this accounting standard update on our Condensed Consolidated Financial Statements.

W.Certain prior period amounts have been reclassified to conform to the current period presentation.